EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 9 — EMPLOYEE BENEFIT PLANS

401(k) Plan: Bancorp has a 401(k) plan covering substantially all of its employees. Eligible employees may contribute amounts through payroll deductions. Bancorp matches 100% of each eligible employee’s elected contributions, up to a maximum of 4% of the employee’s annual eligible compensation. At the discretion of the Board of Directors, Bancorp also makes an annual discretionary profit sharing contribution of 2%, which is allocated to eligible employees based upon annual eligible compensation. All employee contributions vest immediately and employer contributions vest over a 6 year period.  Employees have the option of investing contributions among selected mutual funds. During years ended December 31, 2011, 2010 and 2009, Bancorp contributed approximately $315,000, $370,000 and $384,000, respectively, to the 401(k) plan.

Incentive Stock Plan: Bancorp has one share-based payment plan, which is shareholder approved, and permits the grant of share-based awards to its employees and directors up to 100,000 shares.  The plan addresses stock options, restricted stock awards and other stock based compensation awards.  This plan is primarily designed to recognize, motivate, reward and retain eligible employees and to better align the interest of Bancorp’s employees with those of its shareholders.

No options or awards were granted in 2011 or 2010.  During 2009, Bancorp granted 10,455 options. It is the Bancorp’s policy to issue new shares of common stock for options and restricted stock awards.  Total equity compensation expense was $239,000 in 2011, $238,000 in 2010 and $256,000 in 2009. In 2011 and 2010, no options were exercised. In 2009, cash received from the exercise of options and restricted stock awards totaled $4,000. There was no tax benefit realized on stock options and restricted stock awards in 2011, 2010 and 2009.

Stock Options: No stock options were awarded in 2011 or 2010. All options granted during 2009 were Incentive Stock Options and were granted at a price equal to the market value of the stock on the grant date, have a term of 10 years and vest over a five year period.  Bancorp measures the fair value of each stock option at the date of the grant, using the Black Scholes option valuation model.  The application of this valuation model involves assumptions that are judgmental and sensitive in the determination of compensation expense.  The fair value of all options is amortized on a straight-line basis over the vesting periods. Estimated forfeitures will be evaluated in subsequent periods and may change based on new facts and circumstances.  Assumptions used in arriving at the fair value of options granted are presented in the following table.

2009
Expected price volatility	18.41%
Risk-free interest rate	2.05%
Dividend yield on underlying stock	2.30%
Weighted-average expected life in years	7.00
Weighted-average grant date fair value	30.78

The volatility factor is based on historical stock prices over the most recent period commensurate with the estimated expected life of the award.  The risk-free interest rate is based on the U.S. Treasury curve in effect at the time of the award. As Bancorp does not have a long history of stock options, an average or mid-point based on the vesting term and the expiration term was used in determining the weighted average expected life on options granted to employees.  The expected dividend yield is based on dividend trends and the market value of the Bancorp’s stock price at the time of the award.

The following table summarizes the activity related to options outstanding at December 31, 2011. The aggregate intrinsic value represents the total pretax intrinsic value (amount by which the fair value of the underlying stock exceeds the exercise price of an option or award, times the number of shares).

(dollars in thousands except share and per share amounts)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	27,986	$179.91	6.60	$—
Granted	—	—	—	—
Expired	2,000	—	—	—
Forfeited	1,069	—	—	—
Outstanding at December 31, 2011	24,917	$179.58	6.01	$—
Exercisable at December 31, 2011	17,184	$173.30	5.61	$—

The unrecognized share-based compensation cost relating to stock option expense at December 31, 2011 was $167,000 which will be recognized over the remaining vesting schedule of the options.  The total intrinsic value of options exercised during the twelve months ended December 31, 2011, 2010 and 2009 was $0, $0 and $1,000.  The total fair value of shares vested during the year ended December 31, 2011, 2010, and 2009 was $872,000, $857,000 and $676,000.

A summary of the status of Bancorp’s non-vested stock options as of December 31, 2011, and activity during the year ended December 31, 2010, is presented below:

	Shares	Weighted Average Grant-Date Fair Value

Nonvested at January 1, 2011	13,902	$31.45
Awarded	—	—
Vested	5,607	32.05
Forfeited	562	31.08
Nonvested at December 31, 2011	7,733	$31.04

Stock Awards: Recipients of restricted stock awards do not pay any cash consideration to Bancorp for the shares and receive all dividends with respect to all such shares, whether or not shares have vested.  The awards vest over a five year period.  Bancorp measures the fair value of each stock award at the date of the grant and recognizes compensation based on the market price of Bancorp’s common stock.  The unrecognized share-based compensation cost relating to restricted stock awards expense at December 31, 2011 was $52,000, which will be recognized over the remaining years of the original five year vesting period of the awards.  No awards were granted during 2011, 2010 or 2009. The total intrinsic value of stock awards exercised and the total fair value of shares vested during the year ended December 31, 2011, 2010 and 2009 was $69,000, $72,000 and $112,000.

The following table summarizes the activity relating to restricted stock awards outstanding at December 31, 2011. The aggregate intrinsic value represents the total pretax intrinsic value (amount by which the fair value of the underlying stock exceeds the exercise price of an option or award, times the number of shares).

(dollars in thousands except share and per share amounts)	Shares	Weighted Average Remaining Contractual Terms (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	969	1.90	$145
Granted	—	—	—
Vested	445	—	69
Forfeited	30	—	—
Outstanding at December 31, 2011	494	1.14	$73